Note 17 - Non-controlling Interests in Subsidiaries (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Noncontrolling Interests		$ 390,000	$ 0	$ 10,140,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance		390,000		10,140,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		487,500
Net Income (Loss) Attributable to Noncontrolling Interest		475,365	(911,370)	(374,068)
Net Income (Loss) Attributable to Noncontrolling Interest		(475,365)	911,370	374,068
M/V Maria and M/V Christos K [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	39.00%
Proceeds from Noncontrolling Interests	$ 10,140,000
Subsidiary, Ownership Percentage, Parent	61.00%
Noncontrolling Interest, Increase from Subsidiary Equity Issuance		390,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		487,500
Net Income (Loss) Attributable to Noncontrolling Interest		(475,365)	911,370	374,068
Net Income (Loss) Attributable to Noncontrolling Interest		$ 475,365	$ (911,370)	$ (374,068)